Income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income taxes
Schedule of reconciliation of income taxes at statutory rates with the reported taxes

	2025	2024
	$	$
Loss for the year	(44,117,305)	(24,250,049)
Expected income tax (recovery)	(11,912,000)	(6,548,000)
Change in statutory tax, foreign tax, foreign exchange rates	107,000	(129,000)
Permanent differences	6,586,000	1,660,000
Share issue costs and financing fee	(241,000)	(440,000)
Change in statutory tax rate	(294,000)	25,000
Change in unrecognized deductible temporary differences	5,754,000	5,432,000
Total income tax expense (recovery)	—	—

Current income tax	$—	$—
Deferred tax recovery	$—	$—

Schedule of deferred income tax

	2025	2024
	$	$
Equipment and license	759,000	624,000
R&D under Section 174	1,508,000	1,186,000
US R&D tax credit	574,000	—
Share issue costs and financing fee	518,000	572,000
Foreign exchange	(13,000)	(10,000)
Unpaid accrued bonus and vacation	63,000	—
Scientific research and experimental development expenditures	3,609,000	3,278,000
Non-capital losses available for future periods	20,348,000	15,977,000
	27,366,000	21,627,000
Unrecognized deferred tax asset	(27,366,000)	(21,627,000)
Net deferred tax assets	—	—

Schedule of components of the Company's temporary differences, unused tax credits and unused tax losses

	2025	Expiry	2024	Expiry
	$		$
Equipment and license	2,814,000	None	2,310,000	None
R&D under Section 174	7,179,000	None	5,649,000	None
US R&D tax credit	574,000	2044-2045	—	None
Share issue costs and financing fee	1,919,000	2046-2049	2,117,000	2045-2048
SRED pool	7,319,000	None	6,726,000	None
Federal SRED ITC	1,090,000	2039-2045	992,000	2039-2044
BC SRED ITC	543,000	2029-2035	470,000	2029-2034
Non-capital losses available for future periods	77,813,000	See below	60,713,000	See below
Canada	66,240,000	2036-2045	52,621,000	2036-2044
USA	10,658,000	None	7,430,000	None
Australia	915,000	None	662,000	None